Note 12 - Earnings (Loss) Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net income / (loss) attributable to controlling shareholders	$ (4,264,221)	$ (12,605,874)	$ (2,908,904)
Weighted average number of shares outstanding during the year, basic (in shares)	2,755,937	2,727,698	2,763,121
Earnings / (loss) per share attributable to controlling shareholders – basic (in dollars per share)	$ (1.55)	$ (4.62)	$ (1.05)